INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2022
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

8)  INCOME AND SOCIAL CONTRIBUTION TAXES

a)   Accounting policy

a.1) Current taxes

Current tax assets and liabilities are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year-end. In the balance sheet, current taxes are presented net of prepayments over the year.

Current income and social contribution taxes, related to items directly recognized in equity, are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation and sets up provision therefore when appropriate.

a.2) Deferred taxes

Deferred tax is generated by temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts.

Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes; and (ii) on deductible temporary differences related to investments in subsidiaries that deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of non-deductible goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date; and (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.

Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized, or the liability will be settled, based on the rates provided in tax legislation and that were published as at year-end.

Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as non-current, irrespective of their expected realization.

The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.

Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.

b)  Critical estimates and judgments

There are uncertainties regarding the interpretation of complex tax regulations and the amount and timing of future taxable profits. The Company and its subsidiaries set up provision, based on estimates, for possible consequences of different interpretation by the tax authorities. The amount of this provision is based on various factors, such as previous tax audit experience and different interpretations of tax regulations by the taxable entity and by the relevant tax authority. Such differences in interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective domicile of the Company or those of its subsidiaries.

The Company and its subsidiaries evaluate the recoverability of deferred tax assets based on estimates of future profits. This recoverability ultimately depends on the ability to generate taxable profits over the period in which the deferred tax asset is deductible. The analysis considers the reversal period of deferred tax liabilities, as well as estimates of taxable profits, based on updated internal projections reflecting the latest trends.

Determining the proper classification of the tax items depends on several factors, including an estimate of the period and the realization of the deferred tax asset and the expected date of payments of these taxes. The actual flow of receipt and payment of income tax could differ from estimates made by the Company and its subsidiaries, as a result of changes in tax laws or of unexpected future transactions that may have an impact on tax balances.

c)  Income and social contribution taxes recoverable

	12.31.22	12.31.21
Income taxes recoverable	542,325	344,856
Social contribution taxes recoverable	80,135	40,222
Total	622,460	385,078

Current	622,460	382,386
Non-current	—	2,692

d)  Income and social contribution taxes payable

	12.31.22	12.31.21
Income taxes payable	80,828	75,980
Social contribution taxes payable	26,674	24,756
Total	107,502	100,736

Current	3,064	3,068
Non-current	104,438	97,668

The non-current amounts recorded on December 31, 2022 and 2021, respectively, refer to the taxes classified in IFRIC 23 - Uncertainties about Income Tax Treatments (Note 8.g).

e)  Deferred taxes

e.1) Breakdown and changes

Below, we present the composition and movement of the main components of deferred income tax (“IR”) and social contribution (“CS”).

									Business
	Balance on	Income	Comprehensive	Equity		Balance on	Income	Comprehensive	combination	Balance on
	12.31.20	statement	income	transactions (3)	Other	12.31.21	statement	income	- Garliava (Note 2.d)	12.31.22
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses (1)	1,462,498	1,351,213	—	—	(921)	2,812,790	(446,080)	—	—	2,366,710
Income and social contribution taxes on temporary differences (2)	(5,738,397)	(996,724)	(135,805)	7,840	—	(6,863,086)	798,889	26,189	218,670	(5,819,338)
Provisions for legal, labor, tax civil and regulatory contingencies	1,792,417	287,153	—	—	—	2,079,570	183,889	—	191,930	2,455,389
Trade accounts payable and other provisions	793,421	341,521	—	—	—	1,134,942	370,418	—	—	1,505,360
Customer portfolio and trademarks	(34,171)	(202,747)	—	—	—	(236,918)	26,477	—	—	(210,441)
Estimated losses on impairment of accounts receivable	592,930	17,402	—	—	—	610,332	56,067	—	—	666,399
Estimated losses from modems and other P&E items	173,656	(48,438)	—	—	—	125,218	(11,906)	—	68,509	181,821
Pension plans and other post-employment benefits	320,732	31,187	(134,025)	—	—	217,894	14,079	26,335	—	258,308
Profit sharing	133,913	29,355	—	—	—	163,268	26,480	—	—	189,748
Licenses	(2,285,874)	(396,047)	—	—	—	(2,681,921)	228,663	—	—	(2,453,258)
Goodwill (Spanish and Navytree, Vivo Part. and GVT Part.)	(6,606,476)	(641,954)	—	7,840	—	(7,240,590)	—	—	—	(7,240,590)
Property, plant and equipment of small value	(741,524)	(147,909)	—	—	—	(889,433)	(139,905)	—	—	(1,029,338)
Technological Innovation Law	(18,721)	5,628	—	—	—	(13,093)	3,319	—	—	(9,774)
On other temporary differences	141,300	(271,875)	(1,780)	—	—	(132,355)	41,308	(146)	(41,769)	(132,962)
Total deferred tax (Liabilities), non-current	(4,275,899)	354,489	(135,805)	7,840	(921)	(4,050,296)	352,809	26,189	218,670	(3,452,628)

Deferred tax assets	6,051,884					7,898,149				8,674,222
Deferred tax liabilities	(10,327,783)					(11,948,445)				(12,126,850)
Deferred tax (Liabilities), net	(4,275,899)					(4,050,296)				(3,452,628)

Represented in the balance sheet as follows:
Deferred tax assets of subsidiaries	138,641					121,748				379,093
Deferred tax (Liabilities)	(4,414,540)					(4,172,044)				(3,831,721)
(1)	Under Brazilian tax legislation these may be offset up to 30% of the annual taxable income but otherwise have no expiry date.

In 2021, the Company recognized R$1,405,565 in deferred income tax and social contribution assets, arising from the decision of the Federal Supreme Court (“STF”) in an Extraordinary Appeal determining that interest received on receivables for overpaid taxes should not be subject to Income Tax and Social Contribution (Note 8.f).

(2)	Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.

(3)Refers to deferred taxes arising from the disposal of CloudCo Brasil and IoTCo Brasil in 2021 (note 2.d),

e.2) Unrecognized tax credits

On December 31, 2022, deferred tax assets (income and social contribution tax losses) were not recognized in the subsidiaries’ (POP, Recicla V, TGLog and TIS) accounting records, in the amount of R$75,003 (R$71,126 on December 31, 2021), as it is not probable that future taxable profits will be sufficient for offset for these subsidiaries to benefit from such tax credits.

e.3) Expected realization

Below, we present the expected periods for the realization of net deferred taxes, based on projections that may change in the future.

Year
2023	2,501,398
2024	526,633
2025	554,113
2026	416,615
2027	359,894
2028 onwards	(7,811,281)
Total	(3,452,628)

f)  Reconciliation of income tax and social contribution expense

The Company and its subsidiaries recognize income and social contribution taxes on a monthly basis, on an accrual basis, and pay taxes based on estimates, as per the tax auxiliary trial balance. Taxes calculated on profits up to the balance sheet date are recorded in liabilities or assets, as applicable.

Below we present the reconciliations of the tax expense and the amounts is calculated by applying the statutory tax rate of 34% (income tax of 25% and social contribution tax of 9%) in the table below for the year ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
Income before taxes	4,831,591	5,959,529	6,008,234
Income and social contribution tax expenses, at the tax rate of 34%	(1,642,741)	(2,026,240)	(2,042,800)
Permanent differences:
Equity pickup	(8,072)	39,869	250
Unclaimed interest on equity	(56,933)	(38,311)	(16,699)
Non-deductible expenses, gifts, incentives	(84,844)	(87,115)	(84,988)
Tax benefit related to interest on equity allocated	705,500	929,900	894,200
Composition of CSLL tax loss and negative base (SELIC update of undue debts) (1)	—	1,407,523	—
IR and CS on interest SELIC update of undue debts (1)	277,424	—	—
Other	35,977	44,202	12,330
Tax debits	(773,689)	269,828	(1,237,707)

Effective rate	16.0%	-4.5%	20.6%
Current income and social contribution taxes	(1,126,498)	(84,661)	(61,427)
Deferred income and social contribution taxes	352,809	354,489	(1,176,280)
(1)	On July 8, 2020, the Company filed Writ of Mandamus No. 5012373-88.2020.4.03.6100 providing protection in recognizing challenges of its claims of illegality and unconstitutionality of the requirement to pay Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”) on interest income accruals at the SELIC rate arising from improperly collected taxes.

On September 24, 2021, the plenary of the Federal Supreme Court (“STF”) judged, under the virtual system, the Extraordinary Appeal No. 1.063.187/SC, under general repercussion topic 962, which deals with IRPJ and CSLL on SELIC interest income on overpayments, similar to the Writ of Mandamus above. This judgment accepted, by unanimous vote, agreed to the claims of unconstitutionality for levying IRPJ and CSLL on tax overpayment. On September 30, 2021, the Judgment Minutes were published and, on December 16, 2021, the full decision was published.

Considering the effects of the general repercussion, the Company reprocess previous years’ calculations and its tax losses increased. The company determined it will be able to utilize those additional tax losses based on future projections for profitability/profitability of the business. As a result of these assessments, in 2021 the Company recognized the amount of R$ 1,407,523, of which R$ 1,405,565 in deferred income tax and social contribution assets and R$ 1,958 in recoverable income tax and social contribution assets with a corresponding credit in the income tax and social contribution result. For 2022, as a result of the final and unappealable decision favorable to the claim, certified in the records on August 27, 2022, the Company has already been excluding the SELIC update on tax undue debts based on IRPJ and CSLL.

g) Uncertainties about Income Tax Treatments

The Company and its subsidiaries are defending several assessments filed by the Brazilian Federal Tax Authority (“RFB”) for allegedly incorrect deductions of expenses, mainly related to the amortization of goodwill, at various administrative and judicial levels, in the amount of R$29,882,262 to December 31, 2022 (R$18,176,115 to December 31, 2021). The amount as of December 31, 2022, includes R$10,744,063, referring to a new assessment notice against the Company for the collection of IRPJ and CSLL related to the amortization of goodwill, drawn up by the RFB on January 31, 2023. Management, supported by the position of its legal advisors, believes that a large part of these deductions will likely be accepted in decisions of higher courts of last resort (acceptance probability greater than 50%).

When the Company and its subsidiaries believes that the probability of acceptance by the tax authority is less than 50%, a non-current tax and social contribution liability is recognized. The amount recognized was R$104,438 on December 31, 2022 (R$97,668 on December 13, 2021). These claims involve compensation for overpayment of income tax and social contribution not approved by the RFB.